Employee Option Plans - Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories (Details) - Stock Option [Member]	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories [Line Items]
Options, Outstanding	802
Weighted average remaining contractual life	4 years 11 months 8 days
Options exercisable	656
Weighted average exercise price of exercisable options (in Dollars per share)	$ 1,158.1
Ranges of Exercise price 0 [Member]
Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories [Line Items]
Options, Outstanding	183
Weighted average remaining contractual life	4 years 11 months 8 days
Options exercisable	183
Weighted average exercise price of exercisable options (in Dollars per share)	$ 38
Ranges of Exercise price 116.83 [Member]
Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories [Line Items]
Options, Outstanding	609
Weighted average remaining contractual life	4 years 11 months 8 days
Options exercisable	473
Weighted average exercise price of exercisable options (in Dollars per share)	$ 1,591.56